Document And Entity Information	Jan. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	Archimedes Tech SPAC Partners III Co.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Jan. 22, 2026
Entity, Incorporation, State or Country Code	E9
Entity, File Number	001-43071
Entity, Address, Address Line One	2093 Philadelphia Pike #1968
Entity, Address, City or Town	Claymont
Entity, Address, State or Province	DE
Entity, Address, Postal Zip Code	19703
City Area Code	725
Local Phone Number	312-2430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002083910
UnitsEachConsistingOfOneOrdinaryShareParValue00001PerShareAndOnefourthOfOneRedeemableWarrant Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.0001 per share, and one-fourth of one redeemable warrant
Trading Symbol	ARCIU
Security Exchange Name	NASDAQ
OrdinaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ARCI
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ARCIW
Security Exchange Name	NASDAQ